DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) ₪ in Thousands, $ in Thousands						1 Months Ended																							3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 02, 2020 ILS (₪)	Dec. 02, 2020 USD ($)	Apr. 09, 2019 ILS (₪)	Apr. 09, 2019 USD ($)	Jan. 02, 2019 ILS (₪)	May 31, 2021 ILS (₪)	May 31, 2021 USD ($)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 ILS (₪)	Apr. 30, 2020 USD ($)	Oct. 31, 2019 ILS (₪)	Oct. 31, 2019 USD ($)	Sep. 26, 2019 ILS (₪)	Feb. 28, 2019 USD ($)	Jan. 31, 2019 ILS (₪)	Jan. 31, 2019 USD ($)	Aug. 31, 2018 ILS (₪)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 ILS (₪)	Jul. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Mar. 31, 2018 USD ($)	Jul. 31, 2017 ILS (₪)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Apr. 30, 2014 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 ILS (₪)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($)
Proceeds from related party debt																													$ 0	$ 26		$ 0	$ 54
Working capital																													13,000			13,000
Accumulated deficit																													(16,065)			(16,065)		$ (17,112)
Net income loss																													825	704		1,047	1,244	2,600	$ 1,800	$ 2,600
Percentage of shareholders in rights offering of cash investment			69.60%	69.60%
Cash investment				$ 3,400																																	$ 2,500
Cash and cash equivalents									$ 3,407																				9,169	$ 3,407		9,169	$ 3,407	4,735	$ 1,628
Long term loan																													4,125			4,125		1,495
Percentage of offered shares purchased in rights offering	100.00%	100.00%
Proceeds from Issuance Initial Public Offering		$ 5,700
Expenses related to rights offering		99
Shareholders' equity																													$ 16,319			16,319		$ 15,267
Creditor Bank One [Member]
Minimum shareholder's equity to be maintained under debt covenants															$ 2,500													$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants																												17.00%
Debt service ratio required to be maintained under debt covenants																												1.5
Nistec [Member]
Proceeds from related party debt																					$ 290		$ 1,200				$ 1,400
Proceeds from line of credit													$ 1,700				$ 580		$ 2,000
Remaining loan amount																																$ 2,800
Repayments of related party debt	₪ 10,000	3,100
Nistec [Member] | First Half of the Loans [Member]
Interest rate														Prime + 1%
Nistec [Member] | Second Half Of Loans [Member]
Interest rate					Prime + 1.75%
Nistec [Member] | Bank HaPoalim [Member]
Proceeds from related party debt																					$ 290
Proceeds from line of credit											$ 1,300						$ 620								$ 1,300
Period of line of credit																								1 year	1 year
NIS [Member] | Nistec [Member]
Proceeds from related party debt | ₪																				₪ 1,000		₪ 4,000				₪ 5,000
Proceeds from line of credit | ₪												₪ 6,000				₪ 2,000		₪ 7,000
Remaining loan amount | ₪																															₪ 10,000
NIS [Member] | Nistec [Member] | First Half of the Loans [Member]
Aggregate principal loan amount | ₪					₪ 5,000									₪ 5,000
NIS [Member] | Nistec [Member] | Bank HaPoalim [Member]
Proceeds from related party debt | ₪																				₪ 1,000
Proceeds from line of credit | ₪										₪ 4,500						₪ 2,250								₪ 4,500
Mizrahi-Tefahot Bank [Member] | Nistec [Member]
Proceeds from related party debt				$ 870
Interest rate								Prime + 1.50%	Prime + 1.50%
Debt term								5 years	5 years
Mizrahi-Tefahot Bank [Member] | NIS [Member] | Nistec [Member]
Proceeds from related party debt			₪ 3,000					₪ 4,000	$ 1,200
Bank Leumi [Member]
Proceeds from related party debt						₪ 10,000	$ 3,100
Debt term						10 years	10 years
Bank Leumi [Member] | Nistec [Member] | Line of credit [Member]
Repayments of related party debt	₪ 2,000	$ 580